Business Combinations	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Business Combinations
Business Combinations

Acquisition of Crossline Capital, Inc.

On December 19, 2013 the Company completed its acquisition of Crossline Capital, Inc. ("Crossline"), a California-based mortgage lender that originates, funds, and services residential mortgages. The acquisition of Crossline will allow the Company to increase its origination volume through geographic expansion. Crossline is licensed to originate mortgages in 20 states including Arizona, California, Colorado, Connecticut, Florida, Georgia, Idaho, Maryland, Massachusetts, New Hampshire, New Mexico, North Carolina, Ohio, Oregon, Pennsylvania, Rhode Island, Texas, Utah, Virginia and Washington, and is an approved FNMA Seller Servicer. In addition, it operates two national mortgage origination call centers in Lake Forest, CA and Scottsdale, AZ and also operates retail mortgage origination branches in seven other locations in Southern California.

The following table summarizes the total consideration transferred to acquire Crossline and the preliminary fair values of assets acquired and liabilities assumed on the acquisition date:

Consideration:
Cash consideration	$9,765
Fair value of contingent consideration	1,706
Total consideration	11,471
Fair value of assets acquired:
Cash and cash equivalents (including restricted cash)	3,688
Mortgage loans held for sale	28,394
Identified intangible assets	2,204
MSRs	344
Other assets	2,333
Total fair value of assets acquired	36,963
Fair value of liabilities assumed:
Warehouse lines of credit	27,454
Other liabilities	1,676
Total fair value of liabilities assumed	29,130
Fair value of net assets acquired	7,833
Preliminary goodwill	$3,638
Acquisition-related expenses	$122

The excess of the aggregate consideration transferred over the fair value of the identified net assets acquired resulted in preliminary, tax-deductible goodwill of $3,638 as of December 31, 2013. Preliminary goodwill recognized from the acquisition of Crossline primarily relates to the expected future growth of Crossline's business and future economic benefits arising from expected synergies. Any additional payments or receipts of cash resulting from contractual purchase price adjustments or any subsequent adjustments made to the preliminary acquisition-date fair values of the assets acquired or liabilities assumed during the measurement period will be recorded as an adjustment to goodwill.

As part of the acquisition of Crossline, the Company agreed to pay Crossline's seller a deferred purchase price, which payment is contingent upon the seller meeting certain conditions. The first contingent payment is conditional upon the following: during the six month period following the acquisition, the seller must sign letters of intent with at least two mortgage loan origination businesses who employ at least five licensed mortgage loan originators and whose total mortgage loan origination volume during the prior twelve month period was at least $50,000 in aggregate unpaid principal balance. If such conditions are met, the seller will be due a payment equal to a multiple of the actual total mortgage loan volume of Crossline during such six month period, not to exceed $500 (the "on-boarding payment"). The potential undiscounted amount of the on-boarding payment that the Company could be required to make under this contingent consideration arrangement is between $0 and $500. The fair value of the on-boarding payment was estimated to be approximately $307 as of December 31, 2013 and was estimated by applying the income approach. The fair value was primarily based on (i) the Company’s estimate of the number of mortgage loan originators that will become employed by Stonegate and the expected mortgage loan origination volume over the six month on-boarding period and (ii) a discount rate of 6.50%.

In addition, the Company agreed to pay Crossline's seller a second contingent payment that is conditional upon Crossline achieving certain predetermined minimum mortgage loan origination goals during the two year period following the acquisition date (the "earnout"). If such goals are met by Crossline, the Company will pay the seller quarterly payments equal to a multiple of the actual total mortgage loan volume of Crossline. The earnout is uncapped in amount. The fair value of the earnout was estimated to be approximately $1,399 as of December 31, 2013 and was estimated using a calibrated Monte-Carlo simulation. The fair value was primarily based on (i) the Company’s estimate of the mortgage loan origination volume of Crossline over the two year earnout period, an asset volatility factor of 18.70% and (iii) a discount rate of 6.50%.

Of the $2,204 of total acquired intangible assets, $1,720 was assigned to trade name, which has an estimated life of four years, $380 was assigned to a non-compete agreement with the seller of Crossline, which has an estimated life of three years, and $104 was assigned to state licenses, which have an estimated life of one year. The Company did not recognize any amortization expense related to the definite-lived intangible assets acquired from Crossline during the year ended December 31, 2013 due to the short period of time the assets were held between the acquisition date (December 19, 2013) and December 31, 2013.

The results of operations of Crossline for the period following December 19, 2013 are included in our consolidated financial statements and represented $612 and $55 of the Company’s total revenues and net income, respectively, for the year ended December 31, 2013.

The following unaudited pro forma information includes the results of operations for Crossline for the periods prior to the acquisition, adjusted for the elimination of intercompany activity, reduced interest income related to the cash used to fund the acquisition, reduced interest income related to the cash dividend made to Crossline's seller immediately prior to the closing of the acquisition, additional amortization related to intangible assets acquired and the related income tax effects. The unaudited pro forma financial information is presented for informational purposes only and may not be indicative of the results of operations had Crossline been owned by the Company for the full years ended December 31, 2013, 2012 or 2011, nor is it necessarily indicative of future results of operations. The following summary of unaudited pro forma financial information presents revenues, net income and per share amounts of the Company as if the acquisition of Crossline had occurred on January 1, 2011.

	Year ended December 31,
	2013	2012	2011
Pro forma revenues	$176,083	$110,875	$35,637
Pro forma net income	$25,271	$21,347	$4,301
Pro forma earnings per share:
Basic	$1.80	$6.65	$1.35
Diluted	$1.48	$2.82	$1.15

Acquisition of Wholesale Channel and Retail Assets from Nationstar Mortgage Holdings, Inc.

On November 29, 2013, the Company completed its acquisition of the wholesale lending channel and certain distributed retail assets of Nationstar Mortgage Holdings Inc. ("Nationstar"). The acquisition of Nationstar's wholesale lending channel and retail assets will complement the Company's existing wholesale and retail channels and accelerate its geographic expansion. Pursuant to the terms of the letter of intent, the Company agreed to purchase the assets and offer employment to certain employees associated with these businesses.

The acquisition of Nationstar's assets was accounted for as a business combination. The Company paid $484, for the assets acquired, which consisted primarily of property and equipment that had a total estimated fair value of $484 at the acquisition date, resulting in no goodwill or bargain purchase gain during the year ended December 31, 2013. Acquisition costs related to the assets acquired from Nationstar totaled $24 during the year ended December 31, 2013.

Acquisition of Assets from NattyMac, LLC

On August 30, 2012, the Company acquired all rights, title and interest in the assets of the NattyMac, LLC ("NattyMac") single-family mortgage loan warehousing business. Founded in 1994 in St. Petersburg, FL, NattyMac operated as an independent mortgage warehouse lender focused on financing prime mortgage loans that were committed for purchase by GSEs. NattyMac’s strong reputation in the mortgage banking industry, along with its warehouse financing platform and experienced staff, will complement the Company’s existing business and allow the Company to provide an additional source of funding to its customers.

The following table summarizes the total consideration transferred for NattyMac and the fair value of assets acquired on the acquisition date:

Consideration:
Cash consideration	$512
Fair value of contingent consideration	2,095
Total consideration	2,607
Fair value of assets acquired:
Identified intangible assets	3,710
Property and equipment	57
Other assets	12
Total fair value of assets acquired	3,779
Bargain purchase gain	$1,172
Acquisition-related expenses	$406

The acquisition of NattyMac’s assets was determined to be a bargain purchase, as the fair value of the identified assets acquired exceeded the aggregate consideration transferred. Accordingly, the Company recognized a bargain purchase gain which is classified as “Other revenue” in its consolidated results of operations for the twelve months ended December 31, 2012.

As part of the acquisition of the assets of NattyMac, the Company agreed to pay NattyMac’s sellers a deferred purchase price of $75 (whole dollars) for each mortgage loan funded through the mortgage loan warehousing business acquired from NattyMac. The potential undiscounted amount of all future payments that the Company could be required to make under the contingent consideration arrangement is between $0 and $2,250. There is no expiration date for the fulfillment of the contingent consideration arrangement. The fair value of the contingent consideration arrangement was estimated to be approximately $2,085 and $2,095 as of December 31, 2013 and December 31, 2012, respectively, and was estimated by applying the income approach. The fair value of the contingent consideration as of December 31, 2013 and December 31, 2012 was based on key assumptions including (i) the Company’s estimate of the number and timing of mortgage loans to be funded and (ii) discount rates of 5.37% and 5.30%, respectively. The Company’s revised estimated fair value of the contingent earn-out liability of $2,085 as of December 31, 2013 decreased from its original acquisition-date estimated fair value of $2,095 primarily due to the estimated timing of mortgage loan fundings from the NattyMac warehousing business as well as cash payments. At December 31, 2013, 383 mortgage loans had been funded through NattyMac’s single-family warehousing business and the Company expects that the full amount of contingent consideration will be paid over a two-year period.